Equipment on Operating Leases for Truck and Other Segment and for Financial Services Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	$ 939.0	$ 776.8
Less allowance for depreciation	(259.9)	(240.6)
Total	679.1	536.2
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Equipment on operating leases	2,373.2	2,118.6
Less allowance for depreciation	(662.5)	(635.5)
Total	$ 1,710.7	$ 1,483.1